Interests in Other Entities - Schedule of Interests in Other Entities (Detail) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of interest in other entities [Abstract]
Joint ventures	£ 73	£ 61
Total	£ 73	£ 61